Segment reporting (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenue	$ 13,020,037	$ 11,670,391	$ 26,665,601	$ 20,715,230
Shiitake
Segment Reporting Information [Line Items]
Revenue	7,972,621	5,764,369	16,249,672	14,658,325
Mu Er
Segment Reporting Information [Line Items]
Revenue	4,833,461	5,135,190	9,239,920	6,015,519
Other edible fungi and other agricultural products
Segment Reporting Information [Line Items]
Revenue	$ 213,955	$ 770,832	$ 1,176,009	$ 41,386